UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02688

Name of Fund: BlackRock Municipal Bond Fund, Inc.

BlackRock High Yield Municipal Fund

BlackRock National Municipal Fund

BlackRock Short-Term Municipal Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BlackRock Municipal Bond Fund, Inc., 55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30

Date of reporting period: 07/01/2016 – 06/30/2017

Item 1 – Proxy Voting Record – Attached hereto.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-02688
Reporting Period: 07/01/2016 - 06/30/2017
BlackRock Municipal Bond Fund, Inc.

===================== BlackRock High Yield Municipal Fund ======================

CHILDREN'S TRUST, PUERTO RICO

Ticker:                      Security ID:  16876QBE8
Meeting Date: MAR 30, 2017   Meeting Type: Written Consent
Record Date:  NOV 17, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     By Marking For I Direct The             None      Against      Management
      Institution Holding My Bonds to
      Transmit and Confirm My Bond Holding
      Information for Recording In The
      Registry. By Marking Against My Bonds
      Shall Be Missing From The Registry.

--------------------------------------------------------------------------------

CHILDREN'S TRUST, PUERTO RICO

Ticker:                      Security ID:  16876QBF5
Meeting Date: MAR 30, 2017   Meeting Type: Written Consent
Record Date:  NOV 17, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     By Marking For I Direct The             None      Against      Management
      Institution Holding My Bonds to
      Transmit and Confirm My Bond Holding
      Information for Recording In The
      Registry. By Marking Against My Bonds
      Shall Be Missing From The Registry.

--------------------------------------------------------------------------------

CHILDREN'S TRUST, PUERTO RICO

Ticker:                      Security ID:  16876QBG3
Meeting Date: MAR 30, 2017   Meeting Type: Written Consent
Record Date:  NOV 17, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     By Marking For I Direct The             None      Against      Management
      Institution Holding My Bonds to
      Transmit and Confirm My Bond Holding
      Information for Recording In The
      Registry. By Marking Against My Bonds
      Shall Be Missing From The Registry.

--------------------------------------------------------------------------------

CHILDREN'S TRUST, PUERTO RICO

Ticker:                      Security ID:  16876QBJ7
Meeting Date: MAR 30, 2017   Meeting Type: Written Consent
Record Date:  NOV 17, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     By Marking For I Direct The             None      Against      Management
      Institution Holding My Bonds to
      Transmit and Confirm My Bond Holding
      Information for Recording In The
      Registry. By Marking Against My Bonds
      Shall Be Missing From The Registry.

--------------------------------------------------------------------------------

PUERTO RICO AQUEDUCT & SEWER AUTHORITY

Ticker:                      Security ID:  745160PX3
Meeting Date: MAR 30, 2017   Meeting Type: Written Consent
Record Date:  NOV 17, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     By Marking For I Direct The             None      Against      Management
      Institution Holding My Bonds to
      Transmit and Confirm My Bond Holding
      Information for Recording In The
      Registry. By Marking Against My Bonds
      Shall Be Missing From The Registry.

--------------------------------------------------------------------------------

PUERTO RICO AQUEDUCT & SEWER AUTHORITY

Ticker:                      Security ID:  745160QA2
Meeting Date: MAR 30, 2017   Meeting Type: Written Consent
Record Date:  NOV 17, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     By Marking For I Direct The             None      Against      Management
      Institution Holding My Bonds to
      Transmit and Confirm My Bond Holding
      Information for Recording In The
      Registry. By Marking Against My Bonds
      Shall Be Missing From The Registry.

--------------------------------------------------------------------------------

PUERTO RICO AQUEDUCT & SEWER AUTHORITY

Ticker:                      Security ID:  745160QB0
Meeting Date: MAR 30, 2017   Meeting Type: Written Consent
Record Date:  NOV 17, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     By Marking For I Direct The             None      Against      Management
      Institution Holding My Bonds to
      Transmit and Confirm My Bond Holding
      Information for Recording In The
      Registry. By Marking Against My Bonds
      Shall Be Missing From The Registry.

--------------------------------------------------------------------------------

PUERTO RICO COMWLTH REF-PUB IMPT

Ticker:                      Security ID:  74514LB71
Meeting Date: MAR 30, 2017   Meeting Type: Written Consent
Record Date:  NOV 17, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     By Marking For I Direct The             None      Against      Management
      Institution Holding My Bonds to
      Transmit and Confirm My Bond Holding
      Information for Recording In The
      Registry. By Marking Against My Bonds
      Shall Be Missing From The Registry.

--------------------------------------------------------------------------------

PUERTO RICO COMWLTH REF-PUB IMPT

Ticker:                      Security ID:  74514LE86
Meeting Date: MAR 30, 2017   Meeting Type: Written Consent
Record Date:  NOV 17, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     By Marking For I Direct The             None      Against      Management
      Institution Holding My Bonds to
      Transmit and Confirm My Bond Holding
      Information for Recording In The
      Registry. By Marking Against My Bonds
      Shall Be Missing From The Registry.

--------------------------------------------------------------------------------

PUERTO RICO COMWLTH REF-PUB IMPT

Ticker:                      Security ID:  74514LVN4
Meeting Date: MAR 30, 2017   Meeting Type: Written Consent
Record Date:  NOV 17, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     By Marking For I Direct The             None      Against      Management
      Institution Holding My Bonds to
      Transmit and Confirm My Bond Holding
      Information for Recording In The
      Registry. By Marking Against My Bonds
      Shall Be Missing From The Registry.

--------------------------------------------------------------------------------

PUERTO RICO COMWLTH REF-PUB IMPT

Ticker:                      Security ID:  74514LWX1
Meeting Date: MAR 30, 2017   Meeting Type: Written Consent
Record Date:  NOV 17, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     By Marking For I Direct The             None      Against      Management
      Institution Holding My Bonds to
      Transmit and Confirm My Bond Holding
      Information for Recording In The
      Registry. By Marking Against My Bonds
      Shall Be Missing From The Registry.

====================== BlackRock National Municipal Fund =======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

===================== BlackRock Short-Term Municipal Fund ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Bond Fund, Inc.

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of
BlackRock Municipal Bond Fund, Inc.

Date:	August 25, 2017